Accounts payables and accrued liabilities (Tables)	12 Months Ended
Mar. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Accounts Payable and Accrued Liabilities
Accounts payable and accrued liabilities consist of the following:

	2019	2018
	$	$
Trade payables	46.5	28.0
Accrued liabilities	37.1	46.0
Employee benefits (note 20)	22.3	17.5
Other payables	4.5	18.1
Accounts payable and accrued liabilities	110.4	109.6